Schedule of assumptions adopted for the calculation of contract assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Concession Assets [Member]
IfrsStatementLineItems [Line Items]
Construction income	1.65%
Operating And Maintenance Margin [Member]
IfrsStatementLineItems [Line Items]
Operating and maintenance margin	1.65%	1.65%
Remuneration Rate [Member]
IfrsStatementLineItems [Line Items]
Remuneration rate	9.56%	9.58%
Contract correction index	IPCA (b)	IPCA (b)
R B S E Assets [Member]
IfrsStatementLineItems [Line Items]
Remuneration rate	9.54%	9.54%
Contract correction index		IPCA
Annual RAP, according to Homologatory Resolution		R$ 279,406
R B S E Assets One [Member]
IfrsStatementLineItems [Line Items]
Contract correction index	IPCA
Annual Rap [Member]
IfrsStatementLineItems [Line Items]
Annual RAP, according to Homologatory Resolution	R$ 456,499	R$ 415,455
R B S E Assets Two [Member]
IfrsStatementLineItems [Line Items]
Annual RAP, according to Homologatory Resolution	R$ 192,288